Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2024
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash	17. Cash, cash equivalents and restricted cash

	At December 31,
	2024	2023
	$’m	$’m
Cash at bank and in hand	214	324
Short term bank deposits	388	110
Restricted cash	8	9
	610	443